General Information	12 Months Ended
Sep. 30, 2025
General Information [Abstract]
General Information	GENERAL INFORMATION

Organization and principal activities

Birkenstock Holding plc (as a standalone entity, the "Holding" and, together with its subsidiaries, referred to herein as the “Company” or “Birkenstock”) was formed under the name of BK LC Lux Finco 2 S.à r.l. on February 19, 2021, as a limited liability company organized under Luxembourg law. On April 25, 2023, the Holding changed its name to Birkenstock Group Limited and converted (by way of domiciliation) to a Jersey private company. On July 12, 2023, Birkenstock Group Limited changed its name to Birkenstock Holding Limited. On October 4, 2023, the Holding converted to a public limited company organized under the laws of the bailiwick of Jersey and changed its name to Birkenstock Holding plc. The Holding’s current business address is 1-2 Berkeley Square, London W1J 6EA, UK. The Holding is registered at the Jersey Financial Services Commission under number 148522.

The Company’s immediate parent is BK LC Lux MidCo S.à r.l. (“MidCo”) and the Company’s ultimate controlling shareholder is LC9 Caledonia AIV GP, LLP (“L Catterton”).

The Company manufactures and sells footbed-based products, including sandals and closed-toe shoes, and other products, such as skincare and accessories, for everyday leisure and work.

The Company operates in three operating segments based on its regional hubs: (1) Americas, (2) Europe, Middle East and Africa ("EMEA"), and (3) Asia-Pacific (“APAC”) (see Note 5 – Segment information for further details). The Company sells its products through two main channels: business-to-business (“B2B”) (comprising sales made to established third-party store networks), and direct-to-consumer (“DTC”) (comprising sales made on globally owned online stores via the Birkenstock.com domain and sales made in Birkenstock retail stores).

Seasonality

Revenues of our products are affected by a seasonal pattern that is driven in large part by the weather given the nature of our product mix. The seasonal nature of our business is similar across geographies and sales channels with B2B seeing an increase in revenues in the spring months, while revenues in the DTC channel increase in the summer. Between October and March, we manufacture our products for the B2B channel, and during the beginning of the calendar year, we rely on our built-up inventory for our revenues to B2B partners. Starting in April demand for our products from the DTC channel increases. While these consumer buying patterns lead to a natural seasonality in revenues, unseasonable weather could significantly affect revenues and profitability. Our geographical breadth, customer diversity and our strategic focus on expanding certain product categories and entering new territory helps to mitigate part of the effect of seasonality on results of operations.